4. ACCOUNTS RECEIVABLE	12 Months Ended
Sep. 30, 2019
Accounts Receivable, after Allowance for Credit Loss [Abstract]
ACCOUNTS RECEIVABLE

Accounts receivable were $63,049 and $320,538, net of allowance, as of September 30, 2019 and 2018, respectively. The Company has a total allowance for bad debt in the amount of $40,000 and $60,000 as of September 30, 2019 and 2018, respectively. The decrease is due to the winddown of TransTech.